Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Total borrowings	$ 3,630	$ 2,927
Deferred debt issue costs	(38)	(40)
Net borrowings	3,592	2,887
Lease liabilities	402	213
Within one year or on demand
Financial liabilities
Total borrowings	68	56
Lease liabilities	70	50
Total borrowings	210	152
Derivative financial instruments	40	10
Trade payables	1,227	1,204
Later than one year and not later than five years
Financial liabilities
Lease liabilities	224	127
Between one and three years
Financial liabilities
Total borrowings	100	55
Total borrowings	374	242
Derivative financial instruments	4	2
Between three and five years
Financial liabilities
Total borrowings	704	59
Total borrowings	947	243
Derivative financial instruments	12
Greater than five years
Financial liabilities
Total borrowings	2,758	2,757
Lease liabilities	108	36
Total borrowings	2,891	2,973
Derivative financial instruments	1
Greater than five years | Senior Secured Notes and Senior Notes
Financial liabilities
Total borrowings	$ 3,263	$ 2,726